Expected credit loss measurement - Credit impaired financial instruments at amortized cost (Detail) - USD ($) $ in Millions		Dec. 31, 2018		Jan. 01, 2018		Dec. 31, 2017
Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	$ 587,104		$ 552,277
Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	108,370		90,045
Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	16,868		14,074
Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	95,349		86,864
Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	23,602		24,040
Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	320,352		318,480
Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	126,335		122,652
Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	36,474		36,824
Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	11,390		11,289
Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	9,924		10,589
Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	111,722		114,638
Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	22,563		18,775
Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		90,268		89,809
Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		18,146		17,596		$ 17,700
Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		3,862
Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		1,298
Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		834
Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		31,212		31,650		32,100
Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		22,019		22,568
Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		36,634		37,639
Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		2,562		3,184
Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		4,260
Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		4,505		4,893
Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		7,402
Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		3,339		1,677
Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets						432
Collateral / credit enhancements						418
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	2,226		2,006	[2]
Collateral / credit enhancements		1,666
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
Collateral / credit enhancements		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		1,748	[1]	1,529	[1],[2]	432
Collateral / credit enhancements		1,654				210
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	796		704
Collateral / credit enhancements		796
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	38		29
Collateral / credit enhancements		30
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	88		90
Collateral / credit enhancements		79
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	632		601
Collateral / credit enhancements		561
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	14		17
Collateral / credit enhancements		14
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	478		477	[2]
Collateral / credit enhancements		12
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		383		295	[2]
Collateral / credit enhancements		102
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		215		194	[2]
Collateral / credit enhancements		84
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		127
Collateral / credit enhancements		79
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		77
Collateral / credit enhancements		5
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		53		38	[2]
Collateral / credit enhancements		8
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		7		26
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		93		64	[2]
Collateral / credit enhancements		9
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		11		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		17
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		57		54
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		22		1	[2]
Collateral / credit enhancements		0
Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees and loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Collateral / credit enhancements						5
Gross carrying amount | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		588,039				584,700
Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		108,370				90,000
Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		16,875				14,100
Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		95,350				92,000
Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		23,601				24,000
Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		321,124				326,700
Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		22,718				37,800
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[3]					1,308
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[4]	2,886
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		3
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		2,297				1,104
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		836
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		54
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		170
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		888
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		31
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		586
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments	[4]	383
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		215
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		127
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		77
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		53
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		93
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		22
Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees and loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments						204
Allowance for expected credit loss
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1,054)		(1,146)
Allowance for expected credit loss | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(937)		(1,037)
Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(7)		(5)
Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(2)		(2)
Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(772)		(890)
Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(138)		(128)
Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(59)		(64)
Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(95)		(71)
Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(281)		(295)
Allowance for expected credit loss | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(21)		(86)
Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(155)		(139)
Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(116)		(110)
Allowance for expected credit loss | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(43)		(38)
Allowance for expected credit loss | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(8)
Allowance for expected credit loss | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(26)
Allowance for expected credit loss | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
Allowance for expected credit loss | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(37)		(37)
Allowance for expected credit loss | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(31)		(28)
Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(36)		(35)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(17)		(10)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(2)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(7)		(7)
Allowance for expected credit loss | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(695)		(806)		(706)	[3]
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(660)	[4]	(772)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(3)		(3)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(549)		(661)		(672)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(39)		(45)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(16)		(6)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(82)		(65)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(256)		(262)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(17)		(81)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(109)		(108)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(34)	[4]	(34)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(34)		(30)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(6)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(25)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		(4)
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees and loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets						(34)
UBS AG | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	588,084		554,512
UBS AG | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	108,370		90,045
UBS AG | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	16,642		14,027
UBS AG | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	95,349		86,864
UBS AG | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	23,603		24,040
UBS AG | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		321,482		320,687	[1]
UBS AG | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		126,335		122,652	[1]
UBS AG | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		36,474		36,824	[1]
UBS AG | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		11,390		11,289	[1]
UBS AG | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		9,924		10,589	[1]
UBS AG | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		111,722		113,461	[1]
UBS AG | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	22,637		18,850
UBS AG | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		92,486		89,809
UBS AG | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		18,146		17,596		17,700
UBS AG | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		3,862
UBS AG | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		1,298
UBS AG | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		834
UBS AG | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		31,212		31,650		32,100
UBS AG | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		22,019		22,568
UBS AG | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		38,851		37,639
UBS AG | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		2,562		3,183
UBS AG | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		4,260
UBS AG | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		4,505		4,893
UBS AG | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		7,402
UBS AG | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		3,339		1,677
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets						432
Collateral / credit enhancements						418
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	2,226		2,007	[2]
Collateral / credit enhancements		1,666
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
Collateral / credit enhancements		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	0		0	[2]
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		1,748	[1]	1,530	[1],[2]	432
Collateral / credit enhancements		1,654				210
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	796		704
Collateral / credit enhancements		796
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	38		30
Collateral / credit enhancements		30
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	88		90
Collateral / credit enhancements		79
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	632		600
Collateral / credit enhancements		561
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	14		17
Collateral / credit enhancements		14
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[1]	478		477	[2]
Collateral / credit enhancements		12
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		383		295	[2]
Collateral / credit enhancements		102
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		215		194	[2]
Collateral / credit enhancements		84
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		127
Collateral / credit enhancements		79
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		77
Collateral / credit enhancements		5
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		53		38	[2]
Collateral / credit enhancements		8
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		7		27
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		93		64	[2]
Collateral / credit enhancements		9
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		11		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		17
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		57		54
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		22		1	[2]
Collateral / credit enhancements		0
UBS AG | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees and loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Collateral / credit enhancements						5
UBS AG | Gross carrying amount | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		589,020				584,700
UBS AG | Gross carrying amount | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		108,370				90,000
UBS AG | Gross carrying amount | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		16,649				14,100
UBS AG | Gross carrying amount | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		95,351				92,000
UBS AG | Gross carrying amount | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		23,603				24,000
UBS AG | Gross carrying amount | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		322,255				326,700
UBS AG | Gross carrying amount | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		22,792				37,800
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[3]					1,308
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets	[4]	2,886
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		3
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		2,297				1,104
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		836
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		54
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		170
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		888
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		31
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		586
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments	[4]	383
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		215
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		127
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		77
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		53
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		93
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments		22
UBS AG | Gross carrying amount | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees and loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Provisions for off-balance sheet financial instruments						204
UBS AG | Allowance for expected credit loss
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1,054)		(1,146)
UBS AG | Allowance for expected credit loss | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(937)		(1,037)
UBS AG | Allowance for expected credit loss | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(7)		(5)
UBS AG | Allowance for expected credit loss | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(2)		(2)
UBS AG | Allowance for expected credit loss | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(772)		(890)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(138)		(128)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(59)		(64)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(95)		(71)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(281)		(295)
UBS AG | Allowance for expected credit loss | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(21)		(86)
UBS AG | Allowance for expected credit loss | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(155)		(139)
UBS AG | Allowance for expected credit loss | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(116)		(110)
UBS AG | Allowance for expected credit loss | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(43)		(38)
UBS AG | Allowance for expected credit loss | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(8)
UBS AG | Allowance for expected credit loss | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(26)
UBS AG | Allowance for expected credit loss | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(37)		(37)
UBS AG | Allowance for expected credit loss | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(31)		(28)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(36)		(35)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(17)		(10)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(2)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(7)		(7)
UBS AG | Allowance for expected credit loss | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(1)		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(695)		(806)		(706)	[3]
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total credit-impaired financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(660)	[4]	(772)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash and balances at central banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to banks
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(3)		(3)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Receivables from securities financing transactions
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Cash collateral receivables on derivative instruments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(549)		(661)		(672)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Private clients with mortgages
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(39)		(45)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(16)		(6)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(82)		(65)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(256)		(262)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loans and advances to customers | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(17)		(81)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Other financial assets measured at amortized cost
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(109)		(108)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Total off-balance sheet financial instruments and other credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(34)	[4]	(34)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(34)		(30)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(6)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		(25)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		(4)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Loan commitments | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		(4)
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Real estate financing
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Large corporate clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | SME clients
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Committed unconditionally revocable credit lines | Lombard loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Irrevocable committed prolongation of existing loans
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets		$ 0		$ 0
UBS AG | Allowance for expected credit loss | Lifetime Expected Credit Losses [Member] | Credit-impaired positions | Guarantees and loan commitments
Disclosure Of Credit Impaired Financial Instruments [Line Items]
Financial assets						$ (34)

[1]	The carrying value of financial assets measured at amortized cost represents the total gross exposure net of the respective ECL allowances.
[2]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9.

[3]	December 2017 numbers do not include exposure of USD 0.3 billion presented on the balance sheet as other assets.
[4]
Upon adoption of IFRS 9 as of 1 January 2018, an instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is purchased or originated credit-impaired and includes credit-impaired exposures for which no loss has occurred or no allowance has been recognized (e.g., because they are expected to be fully recoverable through the collateral held). Refer to Note 1c for more information on the adoption of IFRS 9